OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES

As of December 31, 2025 and 2024, other payables and accrued expenses consist of:

	December 31, 2025	December 31, 2024
Advances from unrelated third-parties (i)	$332,331	$1,190,422
Other taxes payable (ii)	2,656,643	2,499,528
Accrued professional fees	547,350	255,000
Amount due to employees(iii)	275,242	257,354
Others	119,605	90,353
	$3,931,171	$4,292,657

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.